Risk management and financial instruments (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Risk management and financial instruments
Loans borrowings and debentures, Book value	R$ 126,855	R$ 87,796	R$ 166,834
Trade and other payables, Book value	461,332	353,998
Lease liabilities, Book value	2,820	R$ 2,808	R$ 4,816
Liquidity risk [member]
Risk management and financial instruments
Loans borrowings and debentures, Book value	126,855
Trade and other payables, Book value	461,332
Liabilities from acquisitions, Book value	280,806
Lease liabilities, Book value	2,820
Non-derivative financial liabilities, Book value	871,813
Loans, borrowings and debentures, Contractual cash flow	135,772
Trade and other payables, Contractual cash flow	461,360
Liabilities from acquisitions, Contractual cash flow	328,530
Lease liabilities, Contractual cash flow	3,706
Non-derivative financial liabilities, Contractual cash flow	929,368
Liquidity risk [member] | Up to 12 Months
Risk management and financial instruments
Loans, borrowings and debentures, Contractual cash flow	87,027
Trade and other payables, Contractual cash flow	445,832
Liabilities from acquisitions, Contractual cash flow	109,835
Lease liabilities, Contractual cash flow	2,076
Non-derivative financial liabilities, Contractual cash flow	644,770
Liquidity risk [member] | 1-2 years
Risk management and financial instruments
Loans, borrowings and debentures, Contractual cash flow	48,439
Trade and other payables, Contractual cash flow	15,528
Liabilities from acquisitions, Contractual cash flow	84,076
Lease liabilities, Contractual cash flow	1,304
Non-derivative financial liabilities, Contractual cash flow	149,347
Liquidity risk [member] | 2-3 Years
Risk management and financial instruments
Loans, borrowings and debentures, Contractual cash flow	306
Trade and other payables, Contractual cash flow	0
Liabilities from acquisitions, Contractual cash flow	68,380
Lease liabilities, Contractual cash flow	326
Non-derivative financial liabilities, Contractual cash flow	69,012
Liquidity risk [member] | >3 years
Risk management and financial instruments
Loans, borrowings and debentures, Contractual cash flow	0
Trade and other payables, Contractual cash flow	0
Liabilities from acquisitions, Contractual cash flow	66,239
Lease liabilities, Contractual cash flow	0
Non-derivative financial liabilities, Contractual cash flow	R$ 66,239